UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

1150 Silverado Street, #223, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

1150 Silverado Street, #223, La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: August 31

Date of reporting period: February 28, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Mundoval Fund

SEMI-ANNUAL REPORT

February 28, 2005

Mundoval Fund

Semi-Annual Report

February 28, 2005

Fellow Shareholders,

The Mundoval Fund gained 8.26% for the period since inception on September 3, 2004 thru February 28, 2005, compared with the 14.28% increase for the MSCI World Index for the same period. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australasia, the Far East, United States and Canada. As of February 28, 2005, the Mundoval Fund owned common stock of twenty-six businesses of which the majority of these holdings contributed positively to our gains in net asset value during the past six months.

Cemex, one of the world's largest cement manufacturers with business operations in over 50 countries, contributed significantly to the fund's performance due to increases in the sale of cement worldwide in 2004 and a synergistic acquisition of British based, RMC Group. With the integration of RMC Group, Cemex estimates that it will produce 97 million tons of cement, enhancing its position as the third largest cement company in the world.

Despite undergoing a major change in its pharmaceutical distribution business model in 2004, Cardinal Health managed to contribute significant gains to our fund over the past six months. In August of 2004, Cardinal Health established a new policy to transition its distribution agreements to a fee-based model with fees unique to each manufacturer. Cardinal Health will continue to focus exclusively on health care and strive to drive competitive advantage by achieving scale and market-leading positions with each of its products and services.

Pricing pressures from branded and generic pharmaceutical competition, as well as the cardiovascular issues surrounding Celebrex and Bextra (COX-2 Inhibitor products) dampened investor enthusiasm for Pfizer. The acquisition of Pharmacia Corporation in March of 2003 provided Pfizer with the ability to increase revenues and net income while achieving cost synergies of more than $2 billion in 2004. More specifically, Pfizer has continued to demonstrate the ability to increase shareholder value by way of stock repurchases, dividend increases and strategic acquisitions.

The Mundoval Fund adheres to an investment philosophy that is based on value. Our patterns of operation will attempt to reduce the risk of permanent capital loss by purchasing common stock in businesses at prices that are less than their intrinsic values. Our scope is global as we seek to own stock in businesses that are leaders in their industries with the ability to generate discretionary cash flows to enhance value for shareholders.

Thank you for your continued confidence and support.

Sincerely,

Arthur Q. Johnson, CFA

Portfolio Manager

2005 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

Shareholders of this Fund incur ongoing operating expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on September 3, 2004 and held through February 28, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                          Expenses Paid
                                                                  Beginning                    Ending                         During the Period*

                                                              Account Value           Account Value                 September 1, 2004 to

                                               September 3, 2004     February 28, 2005                 February 28, 2005

Actual                                $1,000.00                  $1,082.61                                $7.66

Hypothetical                       $1,000.00                  $1,017.16                                $7.42

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the period of

                             September 3, 2004 to February 28, 2005, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).

2005 Semi-Annual Report  2

Mundoval Fund

      Industry Sector                                                               Percentage of Net Assets

  1. Cement, Hydraulic

      3.67%

  2. Commercial Banks, NEC

      3.69%

  3. Crude Petroleum & Natural Gas

      2.79%

  4. Electric Services

      2.74%

  5. Finance Services

                  3.53%

  6. Fire, Marine & Casualty Insurance

      2.87%

  7. Food and Kindred Products

    11.40%

  8. Household Appliances

                  2.74%

  9. Insurance Agents, Brokers & Service

                  2.34%

10. Life Insurance

      3.78%

11. Newspapers: Publishing or Publishing & Printing

                  3.31%

12. Perfumes, Cosmetics & Other Toilet Preparations

                  3.03%

13. Pharmaceutical Preparations

                  6.04%

14. Photographic Equipment & Supplies

      6.70%

15. Radiotelephone Communications

      3.15%

16. Semiconductors & Related Devices

      3.40%

17. Services - Computer Processing

                  2.71%

18. Services - Medical Laboratories

                  2.88%

19. Steel Works, Blast Furnaces & Rolling Mills

      3.73%

20. Telephone Communications

      3.25%

21. Wholesale - Drugs, Proprietaries

      3.69%

22. Women’s Misses’ and Juniors

                  2.46%

23. Cash & Equivalents Less Liabilities In Excess of Other Assets

                16.10%

PERFORMANCE INFORMATION

Total returns from September 3, 2004 to February 28, 2005 (Fund Inception September 3, 2004).

February 28, 2005 NAV $10.82

    Cumulative(A)

Mundoval Fund                                                          8.26%

MSCI World Index(B)                                                  14.28%

(A) Cumulative return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions (not annualized).

(B)The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East, United States and Canada.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2005 Semi-Annual Report  3

The Mundoval Fund

		Schedule of Investments
		February 28, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Cement, Hydraulic
3,200	Cemex SA de CV ADR	$ 127,904	3.67%

Commercial Banks, NEC
2,700	Citigroup	128,844	3.69%

Crude Petroleum & Natural Gas
1,700	Cnoc Ltd. ADR	97,257	2.79%

Electric Services
3,100	Huaneng Power ADR	95,728	2.74%

Finance Services
3,000	First Data Corp.	123,060	3.53%

Fire, Marine & Casualty Insurance
1,500	American International Group, Inc.	100,200	2.87%

Food and Kindred Products
2,000	Altria Group	131,300
2,000	Nestle SA ADR	138,300
3,300	Unilever ADR	128,073
		397,673	11.40%

Household Appliances
1,500	Whirlpool	95,625	2.74%

Insurance Agents, Brokers & Service
2,500	Marsh & McLennan Companies, Inc.	81,625	2.34%

Life Insurance
4,300	ING Group ADR	131,924	3.78%

Newspapers: Publishing or Publishing & Printing
6,700	News Corporation	115,307	3.31%

Perfumes, Cosmetics & Other Toilet Preparations
2,000	Colgate Palmolive Co.	105,840	3.03%

Pharmaceutical Preparations
3,000	Merck & Co., Inc.	95,100
4,400	Pfizer, Inc.	115,676
		210,776	6.04%

Photographic Equipment & Supplies
2,500	Canon, Inc. ADR	131,850
3,000	Eastman Kodak Co.	101,970
		233,820	6.70%

Radiotelephone Communications
2,800	Telefonos De Mexico ADR	109,788	3.15%

Semiconductors & Related Devices
13,000	Taiwan Semiconductor ADR	118,560	3.40%

Services-Computer Processing
2,200	Automatic Data Processing	94,512	2.71%

Services-Medical Laboratories
2,100	Laboratory Corp. of America Holdings *	100,569	2.88%

Steel Works, Blast Furnaces & Rolling Mills
2,400	Posco ADR	130,200	3.73%

Telephone Communications
7,000	China Mobile Ltd.	113,400	3.25%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2005 Semi-Annual Report  4

The Mundoval Fund

	Schedule of Investments
	February 28, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Wholesale-Drugs, Proprietaries
2,200	Cardinal Health	128,810	3.69%

Women's Misses' and Juniors
2,700	Jones Apparel Group, Inc.	85,779	2.46%

Total for Common Stock (Cost - $ 2,695,423)		$ 2,927,201	83.90%

Cash Equivalents
561,895	First American Treasury Obligation Fund Cl Y 2.05% **	561,895	16.11%
	(Cost - $561,895)

	Total Investments	3,489,096	100.01%
	(Cost - $ 3,257,318)

	Liabilities in excess of Other Assets	(389)	-0.01%

	Net Assets	$ 3,488,707	100.00%

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown

represents the rate at February 28, 2005.

The accompanying notes are an integral part of the

financial statements.

2005 Semi-Annual Report  5

The Mundoval Fund

Statement of Assets and Liabilities
February 28, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 3,489,096
(Cost - $ 3,257,318)
Cash	1,000
Dividend Receivable	1,751
Interest Receivable	819
Total Assets	3,492,666
Liabilities:
Payable to Adviser	3,959
Total Liabilities	3,959
Net Assets	$ 3,488,707

Net Assets Consist of:
Capital Paid In	$ 3,261,574
Accumulated Net Investment Loss	(4,693)
Accumulated Undistributed Realized Gain on Investments - Net	48
Unrealized Appreciation in Value of Investments
Based on Identified Cost - Net	231,778
Net Assets, for 322,359 Shares Outstanding	$ 3,488,707
(No par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($3,488,707/322,359 shares)	$ 10.82

Statement of Operations
For the period September 3, 2004 (commencement of operations)
through February 28, 2005 (Unaudited)

Investment Income:
Dividends	$ 12,331
Interest	4,547
Total Investment Income	16,878
Expenses: (Note 3)
Investment Advisor Fees	19,774
Total Expenses	19,774

Net Investment Loss	(2,896)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	48
Change in Unrealized Appreciation on Investments	231,778
Net Realized and Unrealized Gain on Investments	231,826

Net Increase in Net Assets from Operations	$ 228,930

The accompanying notes are an integral part of the

financial statements.

2005 Semi-Annual Report  6

The Mundoval Fund

Statements of Changes in Net Assets	(Unaudited)
	9/3/2004*
	to
	2/28/2005
From Operations:
Net Investment Loss	$ (2,896)
Net Realized Gain on Investments	48
Change in Net Unrealized Appreciation	231,778
Increase in Net Assets from Operations	228,930
From Distributions to Shareholders:
Net Investment Income	(1,797)
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	(1,797)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,161,293
Shares Issued on Reinvestment of Dividends	281
Cost of Shares Redeemed	-
Net Increase from Shareholder Activity	3,161,574

Net Increase in Net Assets	3,388,707

Net Assets at Beginning of Period	100,000
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment Loss of $4,693)	$ 3,488,707

Share Transactions:
Issued	312,333
Reinvested	26
Redeemed	-
Net Increase in Shares	312,359
Shares Outstanding Beginning of Period	10,000
Shares Outstanding End of Period	322,359

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	9/3/2004*
	to
	2/28/2005
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Loss	(0.01)
Net Gains on Securities
(realized and unrealized)	0.84
Total from Investment Operations	0.83

Distributions (From Net Investment Income)	(0.01)
Distributions (From Realized Capital Gains)	-
Total Distributions	(0.01)

Net Asset Value -
End of Period	$ 10.82
Total Return (a)	8.26%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	3,489
Ratio of Expenses to Average Net Assets	1.50%	**
Ratio of Net Investment Loss to Average Net Assets	-0.22%	**
Portfolio Turnover Rate	2.03%	**

* commencement of operations.
** Annualized.
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the

financial statements.

2005 Semi-Annual Report  7

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MUNDOVAL FUND

February 28, 2005

1.) ORGANIZATION

Mundoval Fund (the "Fund") is a non-diversified series of the Mundoval Funds (the "Trust"), a management investment company.  The Trust was organized in Ohio as a business trust on March 24, 2004 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund commenced operations on September 3, 2004.  The Fund's investment objective is long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS: Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  The Fund uses the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities.

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2005 Semi-Annual Report  8

Notes to the Financial Statements - continued (unaudited)

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the “Management Agreement”) with A.Q. Johnson & Co., Inc. (the “Adviser”).  Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund.  As a result of the above calculation, for the period September 3, 2004 (commencement of operations) through February 28, 2005, the Adviser earned management fees totaling $19,774, of which $3,959 was due to the Adviser as of February 28, 2005.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses.

A shareholder and control person of the Adviser also serves as a trustee/officer of the Fund.  This individual receives benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

The Trustees who are not interested persons of the Fund were paid $0 in Trustees fees by the Adviser through February 28, 2005. Under the Management Agreement, the Adviser pays these fees.

4.) INVESTMENTS

For the period September 3, 2004 (commencement of operations) through February 28, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,719,893 and $24,517 respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at February 28, 2005 was $3,257,318.  At February 28, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

            Appreciation

(Depreciation)

Net Appreciation (Depreciation)

              $325,282

($93,504)

        $231,778

2005 Semi-Annual Report  9

Notes to the Financial Statements - continued (unaudited)

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment

Company Act of 1940. As of February 28, 2005, Arthur Q. Johnson held, in aggregate, 80.19% of the Fund.

6.) CAPITAL SHARES

At February 28, 2005 an indefinite number of shares of beneficial interest were authorized.  322,359 shares were issued and outstanding and paid in capital was $3,261,574.

7.) DISTRIBUTION TO SHAREHOLDERS

There was a dividend of $0.0061 per share paid on December 28, 2004.

The tax character of distributions paid during the period ended February 28, 2005  was as follows:

Distributions paid from

                                                                       The Period ended February 28, 2005

                            Ordinary Income                                        $     1,797

Short-Term Capital Gain                                       -0-

Long-Term Capital Gain                                        -0-

                                                             $      1,797

PROXY VOTING GUIDELINES (Unaudited)

A.Q. Johnson & Co., Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.mundoval.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number(1-800-595-2877). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  10

Board of Trustees

William W. Eigner

Arthur Q. Johnson

David B. Marino

Greg S. Young

Investment Adviser

A.Q. Johnson & Co., Inc.

1150 Silverado Street, #223

La Jolla, CA 92037

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Mundoval Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mundoval Funds

By : /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:        5/4/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Arthur Q. Johnson

Arthur Q. Johnson

President

Date:        5/4/05

By : /s/ Arthur Q. Johnson

Arthur Q. Johnson

Chief Financial Officer

Date:        5/4/05